Bank loans (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Bank loans

Bank loans consisted of the following:

	Years ended March 31,
	2021	2020

Unsecured loan from China Construction Bank wholly repayable within 1 year	$402,254	$460,030
Secured loan from China Construction Bank wholly repayable more than 1 year	261,251	—
Total	$663,505	$460,030

Short-term loans consisted of the following:

	Years ended March 31,
	2020	2019

Loans from China Construction Bank wholly repayable within 1 year	$460,030	$—
Loan from a third party wholly repayable within 1 year	—	206,070
Total	$460,030	$206,070